SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Options (thousands)	Average price
Outstanding at January 1, 2019	10,337	1.64
Granted	4,612	0.75
Exercised	(463)	0.38
Cancelled/forfeited	(178)	1.58
Expired	(3,552)	2.23
Outstanding at January 1, 2020	10,756	1.12
Granted	1,835	0.85
Exercised	(1,599)	0.53
Cancelled/forfeited	(74)	1.31
Expired	(1,949)	1.02
Outstanding at December 31, 2020	8,969	1.19
Exercisable at December 31, 2020	6,365	1.35

Disclosure of options and average life [Table Text Block]
Range of exercise price	Options (thousands)	Average life (years)
$0.38 to $0.75	2,670	2.52
$0.76 to $1.00	2,823	3.03
$1.01 to $1.38	1,928	1.47
$1.39 to $2.86	1,548	1.55
	8,969	2.17

Disclosure of inputs used in measurement of fair value at grant date [Table Text Block]
	At December 31,
	2020	2019
Expected term (years)	5.0	5.0
Forfeiture rate	0%	0%
Volatility	65%	64%
Dividend yield	0%	0%
Risk-free interest rate	1.1%	1.8%
Weighted-average fair value per option	$0.46	$0.41

Disclosure of DSU's and PSU's issued and outstanding [Table Text Block]

	DSUs (thousands)	PSUs (thousands)
Outstanding at January 1, 2019	2,328	1,210
Granted	682	875
Settled	(656)	(410)
Outstanding at January 1, 2020	2,354	1,675
Granted	572	825
Settled	(803)	(400)
Outstanding at December 31, 2020	2,123	2,100

Disclosure of share based compensation expense (recovery) [Table Text Block]
	Years ended December 31,
	2020	2019
Share options - amortization	1,013	1,786
Performance share units - amortization	1,231	1,015
Change in fair value of deferred share units	3,066	325
	5,310	3,126